UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 04/30/2014

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2014 (Unaudited)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 6/01/39	$5,225	$6,034,980
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	996,973

		7,031,953
California — 22.0%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	5,050	5,711,701
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	2,865	3,393,822
California State Public Works Board, LRB, Various Capital Projects, Series I:
Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	1,260	1,409,764
5.50%, 11/01/30	5,000	5,859,850
5.50%, 11/01/31	3,130	3,646,137
California State Public Works Board, RB, 5.50%, 11/01/33	3,000	3,478,860
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,255,437
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 5/01/28	1,800	2,063,970
5.25%, 5/01/33	1,410	1,558,995
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	4,045	4,463,051
City of Sunnyvale California, Refunding RB, 5.25%, 4/01/40	2,800	3,055,164
County of Sacramento California, ARB, Senior Series A (AGC), 5.50%, 7/01/41	3,500	3,970,435
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/33	3,175	3,657,695
Municipal Bonds	Par (000)	Value
California (concluded)
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 8/01/35	$1,875	$2,070,281
Kern Community College District, GO, Safety, Repair & Improvement, Election of 2002, Series C, 5.50%, 11/01/33	2,445	2,850,332
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	5,000	5,541,950
Election of 2008, Series C, 5.25%, 8/01/39	2,000	2,274,080
Oceanside Unified School District, GO, Series A (AGC), 5.25%, 8/01/33	1,675	1,790,491
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 8/01/34	2,670	2,935,665
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	940	1,079,759
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	7,580	8,359,376

		70,426,815
Colorado — 2.1%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,688,400
5.50%, 11/15/30	565	629,291
5.50%, 11/15/31	675	745,065
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 5/15/26	3,300	3,736,689

		6,799,445
Florida — 19.7%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	405	451,121
City of Saint Petersburg Florida Public Utility Revenue, Refunding RB (NPFGC), 5.00%, 10/01/35	6,500	6,814,990

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014	1

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	$2,995	$3,349,578
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,680,275
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,765	1,934,264
Series A, 5.50%, 10/01/42	3,000	3,281,160
Series B, AMT, 6.25%, 10/01/38	800	910,440
Series B, AMT, 6.00%, 10/01/42	1,060	1,184,391
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,630	4,151,558
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, Series A:
Miami International Airport (AGM), 5.25%, 10/01/41	4,610	4,831,649
Miami International Airport (AGM), 5.50%, 10/01/41	4,180	4,643,897
5.00%, 10/01/31	5,155	5,497,498
5.00%, 10/01/32	5,000	5,302,900
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,600	8,311,664
Reedy Creek Improvement District, GO, Series A, 5.25%, 6/01/32	1,805	2,014,741
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/36	6,965	7,664,425

		63,024,551
Georgia — 2.0%
Augusta Georgia Water & Sewerage, RB (AGM), 5.25%, 10/01/34	6,290	6,408,378
Hawaii — 0.7%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	740	820,416
5.25%, 8/01/26	1,205	1,323,150

		2,143,566
Municipal Bonds	Par (000)	Value
Idaho — 0.0%
Idaho Housing & Finance Association, RB, S/F Mortgage, Series E, AMT, 6.00%, 1/01/32	$145	$145,181
Illinois — 16.3%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien:
Series A, 5.75%, 1/01/39	2,000	2,183,420
Series C, 6.50%, 1/01/41	9,085	10,540,780
City of Chicago Illinois, GO, Refunding, Series A:
5.25%, 1/01/29	1,125	1,186,875
5.25%, 1/01/33	1,460	1,507,961
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	1,310	1,389,609
City of Chicago Illinois Midway Airport, Refunding GARB, AMT, 2nd Lien, Series A:
5.50%, 1/01/28	1,000	1,098,160
5.50%, 1/01/29	1,500	1,639,245
5.38%, 1/01/33	2,000	2,117,720
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 6/01/26	3,400	3,745,440
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,158,413
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,601,355
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 1/01/42	2,985	3,072,908
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,395,324
5.50%, 12/01/38	1,980	2,182,970
5.25%, 12/01/43	3,000	3,192,750
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	2,350	2,738,690
6.00%, 6/01/28	670	777,481
State of Illinois, GO, Various Purposes:
5.25%, 2/01/31	1,495	1,623,196
5.25%, 2/01/32	2,320	2,503,512
5.50%, 7/01/33	1,000	1,095,640
5.50%, 7/01/38	700	763,609

2	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/28	$2,500	$2,783,075

		52,298,133
Indiana — 1.1%
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 7/01/40	460	467,756
5.00%, 7/01/44	475	479,631
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	2,370	2,549,172

		3,496,559
Louisiana — 1.5%
Lake Charles Harbor & Terminal District, RB, Series B, AMT, 5.50%, 1/01/29	2,225	2,480,875
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	2,020	2,195,962

		4,676,837
Massachusetts — 0.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,500	1,529,550
Michigan — 4.2%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series B (AGM), 7.50%, 7/01/33	1,330	1,442,970
Series C-1 (AGM), 7.00%, 7/01/27	4,180	4,526,648
Hudsonville Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 5/01/41	3,420	3,655,159
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Services V, 8.25%, 9/01/18 (a)	3,115	3,820,610

		13,445,387

Municipal Bonds	Par (000)	Value
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	$1,975	$2,317,406
Mississippi — 1.2%
Mississippi Development Bank, RB, Special Obligation, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,225	2,867,691
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 8/01/38	1,000	1,121,290

		3,988,981
Nevada — 2.7%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,210	3,443,527
County of Clark Nevada, GO, Limited Tax, 5.00%, 6/01/38	5,000	5,289,200

		8,732,727
New Jersey — 5.4%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, Private Bond, AMT:
5.38%, 1/01/43	1,940	2,042,219
5.00%, 1/01/31	1,355	1,447,004
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 7/01/38	3,400	3,619,504
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	3,030	3,330,879
Series A (AGC), 5.63%, 12/15/28	2,930	3,432,026
Series AA, 5.50%, 6/15/39	3,040	3,393,005

		17,264,637
New York — 9.0%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE:
Fiscal 2009, 5.25%, 6/15/40	6,930	7,723,485
Fiscal 2011, 5.38%, 6/15/43	2,220	2,517,724

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014	3

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	$940	$1,043,842
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/38	8,500	9,202,950
Series A-1, 5.25%, 11/15/39	1,550	1,702,396
Series B, 5.25%, 11/15/44	4,000	4,368,560
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 7/15/36	2,000	2,230,320

		28,789,277
Ohio — 1.4%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1:
5.25%, 2/15/30	1,480	1,669,692
5.25%, 2/15/31	2,500	2,804,375

		4,474,067
Pennsylvania — 1.6%
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,115	1,198,458
Township of Bristol Pennsylvania School District, GO:
5.25%, 6/01/37	2,500	2,740,000
5.25%, 6/01/43	1,100	1,195,986

		5,134,444
South Carolina — 4.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,281,963
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	2,940	3,282,187
5.50%, 7/01/41	2,500	2,715,325
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38	2,500	2,808,575

		13,088,050
Municipal Bonds	Par (000)	Value
Texas — 19.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 3/01/37	$2,345	$2,637,398
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC), 6.00%, 11/15/35	6,700	7,828,280
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC), 6.50%, 7/01/37	3,000	3,358,380
Dallas Area Rapid Transit, Refunding RB, Senior Lien, 5.25%, 12/01/38	4,555	5,114,901
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,666,518
Series H, 5.00%, 11/01/37	1,810	1,874,074
Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,155	2,405,131
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 9/01/41	7,000	7,884,100
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A (NPFGC), 5.63%, 1/01/33	10,975	12,174,019
Series A (NPFGC), 5.75%, 1/01/40	11,575	12,812,830
Series B (NPFGC), 5.75%, 1/01/40	1,000	1,106,940
Series K-2 (AGC), 6.00%, 1/01/38	1,000	1,147,130
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	1,070	1,202,199

		61,211,900
Virginia — 1.2%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	945	1,029,625
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	2,195	2,725,290

		3,754,915

4	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 1.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 2/01/36	$2,400	$2,659,656
State of Washington, GO, Various Purposes, Series B, 5.25%, 2/01/36	1,865	2,113,586

		4,773,242
Total Municipal Bonds — 120.2%		384,956,001

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)
Alabama — 1.2%
City of Mobile Alabama Board of Water & Sewer Commissioners, RB (NPFGC), 5.00%, 1/01/31	3,750	3,946,388
California — 1.8%
Sequoia Union High School District California, GO, Refunding, Election of 2004, Series B (AGM), 5.50%, 7/01/16 (a)	5,189	5,761,369
Colorado — 3.1%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-3 (AGM), 5.10%, 10/01/41	9,410	9,760,711
District of Columbia — 0.6%
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (c)	1,700	1,949,507
Florida — 4.7%
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	795	825,313
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 6.00%, 7/01/38	12,500	14,320,625

		15,145,938
Illinois — 4.5%
City of Chicago Illinois, ARB, O’Hare International Airport, Series A (AGM), 5.00%, 1/01/38	10,000	10,241,500
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, Refunding RB, Waterworks, 2nd Lien (AGM), 5.25%, 11/01/33	$3,967	$4,191,359

		14,432,859
Kentucky — 0.8%
Kentucky State Property & Building Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	2,304	2,624,151
Nevada — 6.7%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	10,000	11,598,900
Series B, 5.50%, 7/01/29	8,247	9,667,633

		21,266,533
New Jersey — 1.8%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,861	4,108,163
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (c)	1,500	1,628,101

		5,736,264
New York — 6.9%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF, 5.00%, 6/15/45	5,958	6,367,691
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,300	2,551,315
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,111,390
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (c)	4,400	4,866,796

		21,897,192

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014	5

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)	Par (000)	Value
Texas — 1.4%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	$4,296	$4,589,680
Utah — 0.8%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	2,503	2,641,186
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 34.3%		109,751,778
Total Long-Term Investments (Cost — $457,854,574) — 154.5%		494,707,779

Short-Term Securities — 2.6%	Shares
FFI Institutional Tax-Exempt Fund, 0.03% (d)(e)	8,431,995	8,431,995
		Value
Total Short-Term Securities (Cost — $8,431,995) — 2.6%		$8,431,995
Total Investments (Cost — $466,286,569*) — 157.1%		503,139,774
Other Assets Less Liabilities — 2.1%		6,591,430
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.3%)		(58,475,066)
VMTP Shares, at Liquidation Value — (40.9%)		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$320,256,138
* As of April 30, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$408,508,291

Gross unrealized appreciation		$37,206,108
Gross unrealized depreciation		(1,030,792)

Net unrealized appreciation		$36,175,316

Notes to Schedule of Investments

(a)	U.S. government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB. In exchange for which the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(c)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from October 1, 2016 to November 15, 2019 is $4,822,872.

(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at April 30, 2014	Income
FFI Institutional Tax-Exempt Fund	16,070,448	(7,638,453)	8,431,995	$1,388

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMT	Alternative Minimum Tax (subject to)

6	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014

Schedule of Investments (continued)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
S/F	Single-Family

•	Financial futures contracts outstanding as of April 30, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(282)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2014	$35,086,969	$(32,298)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014	7

Schedule of Investments (concluded)	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$494,707,779	—	$494,707,779
Short-Term Securities	$8,431,995	—	—	8,431,995

Total	$8,431,995	$494,707,779	—	$503,139,774

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(32,298)	—	—	$(32,298)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of April 30, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$434,000	—	—	$434,000
Liabilities:
TOB trust certificates	—	$(58,456,167)	—	(58,456,167)
VMTP Shares	—	(131,000,000)	—	(131,000,000)

Total	$434,000	$(189,456,167)	—	$(189,022,167)

There were no transfers between levels during the period ended April 30, 2014.

8	BLACKROCK MUNIHOLDINGS QUALITY FUND II, INC.	APRIL 30, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: June 23, 2014